Shareholders' Equity (Compensation Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
2018 Equity Incentive Plan
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation expense	$ 3,994	$ 1,387
2018 Equity Incentive Plan | Cost of revenue
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation expense	3,424	1,189
2018 Equity Incentive Plan | General and administration expenses
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation expense	570	198
2018 Phantom Bonus Retention Plan
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation expense	9,595	1,064
2018 Phantom Bonus Retention Plan | Cost of revenue
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation expense	5,530	598
2018 Phantom Bonus Retention Plan | General and administration expenses
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation expense	2,447	277
2018 Phantom Bonus Retention Plan | Marketing and selling
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation expense	1,618	187
2012 Phantom Bonus Retention Plan
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation expense	1,858	2,628	$ 28,254
2012 Phantom Bonus Retention Plan | Cost of revenue
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation expense	426	985	10,199
2012 Phantom Bonus Retention Plan | General and administration expenses
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation expense	1,160	1,225	13,948
2012 Phantom Bonus Retention Plan | Marketing and selling
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation expense	$ 272	$ 418	$ 4,107